Assets and liabilities held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Schedule Of Assets And Liabilities Held-For-Sale
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at June 30, 2025 and December 31, 2024.

	Note	June 30, 2025	December 31, 2024
Assets held for sale:
Bell Media radio stations
Property, plant and equipment		—	12
Intangible assets		—	26
Goodwill		—	17
OUTEDGE advertising displays
Property, plant and equipment	4	—	22
Intangible assets	4	—	3
Home security and monitored alarm assets
Inventory		10	—
Contract assets		31	—
Contract costs		6	—
Intangible assets		21	—
Goodwill		19	—
Total assets held for sale		87	80
Liabilities held for sale:
Minority stake in MLSE		493	493
Bell Media radio stations
Long-term debt		—	7
Deferred tax liabilities		—	6
Other non-current liabilities		—	2
OUTEDGE advertising displays
Debt due within one year		—	3
Long-term debt		—	18
Home security and monitored alarm assets
Contract liabilities		2	—
Deferred tax liabilities		5	—
Total liabilities held for sale		500	529
Net assets held for sale		(413)	(449)